Document and Entity Information	9 Months Ended
Mar. 31, 2012
Entity Registrant Name	Australia Acquisition Corp
Entity Central Index Key	0001499593
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	aacou
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012